Benefit Plans, Estimated Future Benefit Payments and Change in Obligation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assumptions used to determine net periodic pension expense [Abstract]
Rabbi Trust	$ 5,700,000	$ 5,700,000
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2014	1,698,000
2015	1,720,000
2016	1,750,000
2017	1,757,000
2018	1,780,000
2019 - 2023	9,141,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	5.08%	4.07%	5.17%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	4.07%	5.17%	5.62%
Expected long-term rate of return on assets (in hundredths)	6.50%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Service cost	69,000	55,000	45,000
Interest cost	1,273,000	1,426,000	1,515,000
Benefits paid	(2,045,000)	(2,036,000)
Net actuarial (gain) loss	(3,465,000)	3,262,000
Post-Retirement Benefits Plan [Member]
Estimated future benefit payments [Abstract]
2014	56,000
2015	59,000
2016	62,000
2017	65,000
2018	70,000
2019 - 2023	510,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	5.08%	4.07%	5.17%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	4.07%	5.17%	5.62%
Expected long-term rate of return on assets (in hundredths)	3.30%	3.30%	3.30%
Age below which retirees are permitted to participate in company medical plan by making certain payments	65 years
Age at which the bank provides Medicare Supplemental program to retirees	65 years
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,413,000	2,008,000
Service cost	50,000	33,000	26,000
Interest cost	101,000	97,000	98,000
Plan amendments	465,000	0
Benefits paid	(60,000)	(48,000)
Net actuarial (gain) loss	(456,000)	323,000
Accumulated benefit obligation at end of year	2,513,000	2,413,000	2,008,000
Supplementary Pension Plan [Member]
Assumptions used to determine net periodic pension expense [Abstract]
Accumulated benefit obligation	5,600,000	5,600,000
Plan expense	$ 1,300,000	$ 823,000	$ 647,000